Equity - Narrative (Details)							1 Months Ended			6 Months Ended
	Apr. 23, 2026 USD ($) $ / shares shares	Nov. 12, 2025 USD ($) $ / shares shares	Aug. 08, 2025 USD ($) $ / shares shares	May 02, 2025	May 01, 2025	Jul. 05, 2023 USD ($) $ / shares	May 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2021	Jun. 30, 2026 USD ($) d $ / shares shares	Jun. 29, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 shares
Disclosure of reserves within equity [line items]
Par value per share (in dollars per share)										$ 0.0001
Shares held in escrow account (in shares) | shares										1,725,000
Number of trading days | d										20
Beginning balance (in shares) | shares	5,700,000
Purchase price ( in dollars per share)		$ 3.40
Purchase price after deducting underwriting fees and commissions (in dollars per share)		3.21
Exercise prices (in dollars per share)		$ 4.00	$ 5.42
Warrant term		4 years
Fee and commission income | $		$ 14,000,000
Non-controlling interests | $										$ (1,062,825)		$ (998,960)
Percentage of NCI (%)									16.00%
Senior Secured Bridge Loan Facility Warrants
Disclosure of reserves within equity [line items]
Financial liabilities, at fair value | $										$ 37,831,452		$ 19,063,612
Lifezone Recycling US, LLC | Glencore Investment
Disclosure of reserves within equity [line items]
Percentage of NCI (%)				5.44%	6.00%
Kabanga Nickel Limited | Senior Secured Bridge Loan Facility Warrants
Disclosure of reserves within equity [line items]
Number of warrants to be issued | shares			2,500,000
Fair value of warrants (in dollars per share)			$ 2.26
Financial liabilities, at fair value | $			$ 5,650,000
TNCL
Disclosure of reserves within equity [line items]
Percentage of NCI (%)									16.00%
Warrant units | Senior Secured Bridge Loan Facility Warrants
Disclosure of reserves within equity [line items]
Exercise prices (in dollars per share)											$ 6.25
Number of warrants to be issued | shares										500,000	500,000
Financial liabilities, at fair value | $											$ 1,080,000.00
Direct Offering Warrants
Disclosure of reserves within equity [line items]
Shares outstanding (in Shares) | shares										4,411,764		4,411,764	0
Direct Offering Warrants | Warrant units
Disclosure of reserves within equity [line items]
Number of ordinary shares in issue (in shares) | shares		4,411,764
Public Warrants
Disclosure of reserves within equity [line items]
Exercise prices (in dollars per share)										$ 11.50
Price per warrant (in dollars per share)						$ 1.05
Warrants, fair value | $						$ 14,490,000
Shares outstanding (in Shares) | shares										13,723,550		13,723,550	13,723,650
Private Placement Warrants
Disclosure of reserves within equity [line items]
Price per warrant (in dollars per share)										$ 0.91
Warrants, fair value | $										$ 607,425
Shares outstanding (in Shares) | shares										667,500		667,500	667,500
Warrant Reserves
Disclosure of reserves within equity [line items]
Number of shares, right to purchase (in shares) | shares			1
Warrants issued in connection with the 2025 Offering
Disclosure of reserves within equity [line items]
Exercise prices (in dollars per share)										$ 4.00
Warrant term		4 years
Direct Offering, Ordinary Shares
Disclosure of reserves within equity [line items]
Purchase price ( in dollars per share)	$ 4.40
Proceeds of equity issuance | $	$ 23,300,000
Number of ordinary shares in issue (in shares) | shares	5,700,000
Lifezone Metals | Earnout Trigger Event 1
Disclosure of reserves within equity [line items]
Earnout share price (in dollars per share)										14.00
Lifezone Holdings One | Earnout Trigger Event 2
Disclosure of reserves within equity [line items]
Earnout share price (in dollars per share)										$ 16.00
Lifezone And Glencore | Lifezone Recycling US, LLC
Disclosure of reserves within equity [line items]
Amount funded to entity | $							$ 2,000,000	$ 1,500,000